Investment in marketable securities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	$ 110,305
Unrealized gains	76
Unrealized losses	(17)
Fair Value	110,364
Investment in marketable securities		$ 0
Amortized Cost
Due within one year	88,487
Due after one year through two years	21,818
Total	110,305
Fair Value
Due within one year	88,559
Due after one year through two years	21,805
Total	110,364
U.S. treasury bonds
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	75,340
Unrealized gains	76
Fair Value	75,416
Corporate bonds
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	34,965
Unrealized losses	(17)
Fair Value	$ 34,948